Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 04, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Sale of stock, description		the Company first allocated the proceeds to the Public Warrants based on their initial fair value measurement of $15,295,000 and then allocated the remaining proceeds, net of underwriting discounts and offering costs of $19,469,085, to the Class A common stock . A portion of the 34,500,000 Class A common stocks are presented within temporary equity, as certain shares are subject to redemption upon the occurrence of events not solely within the Company’s control. Similarly, the Company first allocated the proceeds of the Private Placement Warrants based on their initial fair value measurement of $7,758,333 and then allocated the remaining proceeds of $991,667 to the Class A common stock as additional paid in capital.
Common stock, shares outstanding	11,010,181	10,480,902			10,480,902
Capitol Investment Corp. V
Summary Of Significant Accounting Policies [Line Items]
Emerging growth, description		(1) the market value of its Class A common stock held by non-affiliates exceeds $250 million as of the end of that fiscal year’s second fiscal quarter, or (2) the Company’s annual revenues exceeded $100 million during such completed fiscal year and the market value of its Class A common stock held by non-affiliates exceeds $700 million as of the end of that fiscal year’s second fiscal quarter.
Federal depository insurance coverage	$ 250,000		$ 250,000
Initial fair value measurement of warrants				$ 15,295,000
Class A Common Stock | Capitol Investment Corp. V
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares outstanding	0	4,653,015		34,500,000	0
Founders Warrant | Capitol Investment Corp. V
Summary Of Significant Accounting Policies [Line Items]
Effect of warrants sold in initial public offering and private placement to purchase shares of common stock	17,333,333	17,333,333